Cash and cash equivalents - Narrative (Details) € in Thousands	Dec. 31, 2025 EUR (€)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 EUR (€)
Cash and cash equivalents
Cash and cash equivalents	€ 87,868	$ 40,000,000	€ 64,239